Convertible Notes - Schedule of Fair Value of the Warrants (Details)	Dec. 31, 2024
Value Per Share [Member] | February 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	1.76
Value Per Share [Member] | April 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	1.25
Value Per Share [Member] | September 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.72
Value Per Share [Member] | May 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.17
Value Per Share [Member] | August 24 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.16
Risk-free Interest Rate [Member] | February 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.6
Risk-free Interest Rate [Member] | April 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.86
Risk-free Interest Rate [Member] | September 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	0.78
Risk-free Interest Rate [Member] | May 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	2.73
Risk-free Interest Rate [Member] | August 24 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	4.6
Expected Warrant Life [Member] | February 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected Warrant Life [Member] | April 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected Warrant Life [Member] | September 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected Warrant Life [Member] | May 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	5
Expected Warrant Life [Member] | August 24 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	3.75
Expected Volatility [Member] | February 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	170
Expected Volatility [Member] | April 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	168
Expected Volatility [Member] | September 14 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	160
Expected Volatility [Member] | May 25 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	152
Expected Volatility [Member] | August 24 Warrants [Member]
Schedule of Fair Value of the Warrants [Line Items]
Option-pricing model	146